                             THE VANTAGEPOINT FUNDS

Supplement dated December 8, 2006 to the Prospectus dated May 1, 2006, as supplemented
      May 25, 2006, May 30, 2006, September 11, 2006, and November 7, 2006

      This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus.

The following should be read in conjunction with the disclosure in the Prospectus relating to the Vantagepoint Model Portfolio Funds (each a "Fund").

Between the date of this supplement and approximately May 1, 2007, Vantagepoint Investment Advisers, LLC, the investment adviser to the Funds, may gradually increase or decrease the allocations of the Funds to certain equity funds as described in more detail below. The May 1, 2007 prospectus for the Funds will state the new target allocations for the Funds. Each Fund's allocation between fixed income funds and equity funds is not changing at this time.

MODEL PORTFOLIO FUNDS

MODEL PORTFOLIO TRADITIONAL GROWTH FUND

The principal investment strategy of the Fund is to seek to invest 40% of its assets in fixed income funds and 60% of its assets in equity funds by investing in the Vantagepoint Funds in the approximate target percentages as shown on page 36 of the prospectus as modified below. Between the date of this supplement and May 1, 2007, the target percentage allocation to certain equity funds may be adjusted as follows:

     EQUITY FUNDS



Equity Income Fund                   Increase target allocation from
                                     9% to 11%
Growth & Income Fund                 Decrease target allocation from
                                     14% to 13.25%
Growth Fund                          Decrease target allocation from
                                     14% to 13.25%
Aggressive Opportunities Fund        Decrease target allocation from
                                     10% to 9.5%
International Fund                   Maintain target allocation at
                                     13%


MODEL PORTFOLIO LONG-TERM GROWTH FUND

The principal investment strategy of the Fund is to seek to invest 20% of its assets in fixed income funds and 80% of its assets in equity funds by investing in the Vantagepoint Funds in the approximate target percentages as shown on page 38 of the prospectus as modified below. Between the date of this supplement and May 1, 2007, the target percentage allocation to certain equity funds may be adjusted as follows:

     EQUITY FUNDS



Equity Income Fund                   Increase target allocation from
                                     11.5% to 14%
Growth & Income Fund                 Decrease target allocation from
                                     18.5% to 17.5%
Growth Fund                          Decrease target allocation from
                                     18.5% to 17.5%
Aggressive Opportunities Fund        Decrease target allocation from
                                     15% to 14.5%
International Fund                   Maintain target allocation at
                                     16.5%

MODEL PORTFOLIO ALL-EQUITY GROWTH FUND

The principal investment strategy of the Fund is to invest, under normal circumstances, 100% of its assets in equity funds by investing in the Vantagepoint Funds in the approximate target percentages as shown on page 40 of the prospectus as modified below. Between the date of this supplement and May 1, 2007, the target percentage allocation to certain equity funds may be adjusted as follows:

     EQUITY FUNDS



Equity Income Fund                   Increase target allocation from
                                     13% to 20.5%
Growth & Income Fund                 Decrease target allocation from
                                     18% to 16.0%
Growth Fund                          Decrease target allocation from
                                     28% to 25.0%
Aggressive Opportunities Fund        Decrease target allocation from
                                     20% to 17.5%
International Fund                   Maintain target allocation at
                                     21%


                         [End of Prospectus Supplement]

                            (VANTAGEPOINT FUNDS LOGO)
                                                            SUPP-011-200612-322D